Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (27,402)	$ (3,827)	¥ (26,516)	¥ (56,362)	$ (7,721)	¥ (25,466)	¥ (57,667)	¥ (49,064)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,618	226	2,640	3,057	419	2,607	2,093	1,773
Amortization of right-of-use assets	4,203	587	2,800	5,450	747	5,719	5,611	3,448
Loss on termination of right-of-use assets							1,750
Allowance for expected credit losses	(3,903)	(545)	(531)	5,264	721	1,196	9,801
Loss from investments			264
Loss on impairment of property, plant and equipment						1,896
Loss on impairment of inventory	(12)	(2)					180
Loss on impairment of long-term investment				10,503	1,439	100
Share of loss in equity method investee				295	40	94	39
Reversal of loss on impairment of Inventories				(79)	(11)
Changes in operating assets and liabilities:
Accounts receivables	(7,988)	(1,115)	(2,805)	3,811	522	(14,168)	(1,424)	(181)
Inventories	(3,097)	(432)	(643)	(4,354)	(596)	107	7,810	(13,250)
Advance to suppliers	3,538	494	(38)	1,499	205	(3,929)	61,085	(71,148)
Other current assets	(4,617)	(645)	3,145	8,174	1,119	(21,228)	(23,023)	(6,968)
Amount due from related parties	(3,408)	(476)	(264)	(1,514)	(207)	(22)	84	843
Other non-current assets			(4,342)	(45,704)	(6,262)	30		(68)
Accounts payables	2,922	408	7,903	4,076	558	(899)	1,331	8,488
Accrued expenses and other payables	1,056	148	(6,144)	(1,862)	(255)	(15,106)	32,160	2,184
Income tax payables	326	46		(31)	(4)	2,621	(3)	2,582
Advance from customers	613	86	(1,238)	(1,451)	(199)	(721)	(50,420)	44,964
Amount due to related parties	(719)	(100)	(5,140)	(2,192)	(300)	5,180	140	(589)
Operating lease liabilities	(2,064)	(288)	(865)	(1,750)	(240)	(3,453)	(2,439)	(5,243)
Commitments and contingent liabilities	3,000	419
Net cash used in operating activities	(35,934)	(5,016)	(31,774)	(73,170)	(10,025)	(65,442)	(12,892)	(82,229)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(94)	(13)	(349)	(10)	(1)	(881)	(7,769)	(9,573)
Loans repayments from third parties	20,163	2,815	13,822
Proceeds from disposal of property, plant and equipment				130	18
Purchases of intangible assets							(31)	(1,423)
Loans provided to third parties				16,734	2,293	(33,255)	(3,859)	(17,046)
Received from refundable deposit for investment				32,975	4,518	7,409	2,122	3,614
Prepayment						(42,599)
Loan payment to related parties	(20,001)	(2,792)						(886)
Return of long-term investments
Loans repayments from related parties								555
Payment for deferred consideration in relation to investment						(3,000)
Decrease/(increase) in long-term investments				(736)	(102)	(11,750)	(1,850)	10,000
Net cash provided by investing activities	68	10	13,473	49,093	6,726	(84,076)	(11,387)	(14,759)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by non-controlling shareholders						5,000	5,000	999
Loans received from a third party						15,006		998
Loans received from long-term bank borrowing								10,000
Proceeds from issuance of ordinary shares				25,873	3,545	156,197
Repayments of short-term bank borrowing								(3,000)
Capital contribution by controlling shareholders			23,077
Capital contribution from issuance of ordinary shares	33,395	4,662
Proceeds from short-term bank borrowing	2,000	279		10,172	1,394	5,000
Repayments of long-term bank borrowing	(700)	(98)		(3,000)	(411)	(500)	(500)
Repayments of loan payable	(2,114)	(295)	(500)	(20,087)	(2,752)	(1,300)		(13,000)
Net cash provided by financing activities	32,581	4,548	22,577	12,958	1,776	179,403	4,500	(4,003)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(3,285)	(458)	4,276	(11,119)	(1,523)	29,885	(19,779)	(100,991)
Effects of exchange rate changes	1,608	224		(446)	(61)	446
Cash and cash equivalents and restricted cash at beginning of year	24,674	3,444	36,239	36,239	4,965	5,908	25,687	126,678
Cash and cash equivalents and restricted cash at end of period	22,997	3,210	40,515	24,674	3,444	36,239	5,908	25,687
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities						4,698	6,603	8,538
Cancellation of capital contribution			16,037
Derecognition of right-of-use assets							7,408
Derecognition of lease liabilities							5,658
Issue of share for right-of-use assets						3,428
Previously Reported
CASH FLOWS FROM FINANCING ACTIVITIES
Cash and cash equivalents and restricted cash at beginning of year	¥ 24,674	$ 3,381	¥ 36,239	36,239		5,908	25,687
Cash and cash equivalents and restricted cash at end of period				¥ 24,674	$ 3,381	¥ 36,239	¥ 5,908	¥ 25,687